CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 6,262,905	$ 614,412
Accounts receivable, net	3,148	260
Short-term investments	0	505
Inventory	127,250	1,043
Prepaid expenses	70,346	21,840
Other current assets	43,328	24,496
Total current assets	6,506,977	662,556
Property, plant and equipment, net	1,182,153	713,274
Right-of-use assets	161,974
Other noncurrent assets	30,609	26,851
TOTAL ASSETS	7,881,713	1,402,681
Current liabilities:
Accounts payable	41,342	17,333
Accrued compensation	32,364	16,197
Finance lease liabilities, current portion	4,183
Other current liabilities	318,212	151,753
Total current liabilities	396,101	185,283
Convertible preferred stock warrant liability		2,960
Finance lease liabilities, net of current portion	6,083
Common stock warrant liability	1,394,808
Long-term debt	1,986,791
Other long-term liabilities	188,575	39,139
Total liabilities	3,972,358	227,382
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock, $0.0001 par value; 0 and 1,058,949,780 shares authorized as of December 31, 2021 and 2020, respectively; 0 and 957,159,704 shares issued and outstanding as of December 31, 2021 and 2020, respectively; liquidation preference of $0, and $3,497,913 as of December 31, 2021 and 2020, respectively		2,494,076
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $0.0001; 15,000,000,000 and 1,189,800,259 shares authorized as of December 31, 2021 and 2020, respectively; 1,648,413,415 and 28,791,702 shares issued and 1,647,555,590 and 28,791,702 outstanding as of December 31, 2021 and 2020, respectively	165	3
Additional paid-in capital	9,995,778	38,113
Treasury stock, at cost, 857,825 and 0 shares at December 31, 2021 and 2020, respectively	(20,716)
Accumulated deficit	(6,065,872)	(1,356,893)
Total stockholders' equity (deficit)	3,909,355	(1,318,777)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 7,881,713	$ 1,402,681